Consolidated Statements of Changes in Stockholders' Equity/(Deficit) - USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Mar. 31, 2019						240,627,102
Balance (Accounting Standards Update 2016-02 [Member]) at Mar. 31, 2019	$ 0	$ 0	$ (7,550)	$ 0	$ (7,550)
Balance at Mar. 31, 2019						$ 24,063	$ 93,020,015	$ (84,743,836)	$ 8,855,757	$ 17,155,999
Issuance of stock for debt conversion (in shares)						7,583,333
Issuance of stock for debt conversion						$ 758	524,242	0	0	$ 525,000
Exercise of warrants for stock, net of issuance costs (in shares)						17,563,000				17,563,000
Exercise of warrants for stock, net of issuance costs						$ 1,756	1,155,971	0	0	$ 1,157,727
Issuance of stock for services (in shares)						2,100,000				2,100,000
Issuance of stock for services						$ 210	213,790	0	0	$ 214,000
Share based compensation expense						$ 0	287,260	0	0	287,260
Issuance of stock for cash, net of issuance costs (in shares)						7,668,167
Issuance of stock for cash, net of issuance costs						$ 767	717,929	0	0	718,696
Beneficial conversion feature on notes payable						0	829,737	0	0	829,737
Contributions from non-controlling interest						0	0	0	590,000	590,000
Compensation warrants						0	132,914	0	0	132,914
Induced Dividend from Warrant Exercises						0	262,240	(262,240)	0	0
Induced conversions of accrued interest on notes payable						0	127,059	0	0	127,059
Deconsolidation of GB Sciences Louisiana, LLC						0	0	0	(8,707,651)	(8,707,651)
Net loss						0	0	(12,373,579)	0	(12,373,579)
Loss attributable to non-controlling interest						$ 0	0	0	(738,106)	(738,106)
Balance (in shares) at Mar. 31, 2020						275,541,602
Balance at Mar. 31, 2020						$ 27,554	97,271,157	(97,387,205)	0	(88,494)
Exercise of warrants for stock, net of issuance costs (in shares)						4,991,084
Exercise of warrants for stock, net of issuance costs						$ 500	135,581	0		136,081
Induced Dividend from Warrant Exercises						0	17,263	(17,263)		0
Net loss						$ 0	0	(1,846,700)		(1,846,700)
Balance (in shares) at Jun. 30, 2020						280,532,686
Balance at Jun. 30, 2020						$ 28,054	97,574,001	(99,251,168)		(1,649,113)
Balance (in shares) at Mar. 31, 2020						275,541,602
Balance at Mar. 31, 2020						$ 27,554	97,271,157	(97,387,205)	0	(88,494)
Issuance of stock for debt conversion (in shares)						4,000,000
Issuance of stock for debt conversion						$ 400	159,600	0	0	160,000
Exercise of warrants for stock, net of issuance costs (in shares)						35,798,809
Exercise of warrants for stock, net of issuance costs						$ 3,580	964,443	0	0	968,023
Share based compensation expense						0	436,349	0	0	436,349
Beneficial conversion feature on notes payable						0	543,886	0	0	543,886
Compensation warrants						0	231,335	0	0	231,335
Induced Dividend from Warrant Exercises						0	2,774,000	(2,774,000)	0	0
Net loss						$ 0		(3,725,027)	0	(3,725,027)
Loss attributable to non-controlling interest										0
Balance (in shares) at Mar. 31, 2021						315,340,411
Balance at Mar. 31, 2021						$ 31,534	102,380,770	(103,886,232)	$ 0	(1,473,928)
Exercise of warrants for stock, net of issuance costs (in shares)						2,088,667
Exercise of warrants for stock, net of issuance costs						$ 209	56,185	0		56,394
Share based compensation expense						0	19,500	0		19,500
Induced Dividend from Warrant Exercises						0	163,016	(163,016)		0
Net loss						$ 0	0	(632,417)		(632,417)
Balance (in shares) at Jun. 30, 2021						317,429,078
Balance at Jun. 30, 2021						$ 31,743	$ 102,619,471	$ (104,681,665)		$ (2,030,451)